Note 10 - Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2020	2019
Coil Segment:
Prime Coil	87,222,853	106,436,452
Non-standard Coil	11,792,212	16,867,632
Customer Owned Coil	747,827	1,251,394
	99,762,892	124,555,478
Tubular Segment:
Manufactured Pipe	34,974,506	45,689,886
Mill Reject Pipe	7,364,926	16,072,129
Pipe Finishing Services	-	837,000
	42,339,432	62,599,015